The SEALSQ Group	6 Months Ended
Jun. 30, 2026
The SEALSQ Group [Abstract]
The SEALSQ Group

Note 1. The SEALSQ Group

SEALSQ Corp, together with its consolidated subsidiaries (“SEALSQ” or the “Group” or the “SEALSQ Group”), was incorporated in April 2022 under the laws of the British Virgin Islands (“BVI”). The SEALSQ Group’s registered office is located in Tortola, BVI. The Group’s ordinary shares are listed on the Nasdaq Global Select Market under the ticker symbol “LAES” since May 23, 2023.

On January 1, 2023, the Group acquired 100% of the outstanding shares of SEALSQ France SAS (formerly WISeKey Semiconductors SAS) and its subsidiaries. Prior to this acquisition, the Group did not have any operations.

On August 4, 2025, SEALSQ acquired 100% of IC’Alps SAS, thereby broadening its services to Application-Specific Integrated Circuit (“ASIC”) design. On June 1, 2026, SEALSQ acquired 100% of Miraex SA (“Miraex”), a Swiss technology company focused on photonic integrated circuit technologies for quantum computing and quantum communications, and a controlling interest in the Wecan Group SA (“Wecan”), a Swiss company operating a blockchain-based digital infrastructure platform focused on secure, decentralized data exchange for the banking sector.

The Group operates in the semiconductor, quantum technology and cybersecurity industries. It designs and markets secure semiconductor products, including post-quantum secure elements, Trusted Platform Modules and custom ASICs, together with Public Key Infrastructure (“PKI”) and managed digital identity services, for applications spanning Internet of Things (“IoT”), industrial, government and digital-payment markets. The Group’s roadmap includes obtaining regulatory certifications for, and commercializing, its post-quantum secure semiconductor products. With its latest acquisitions, the Group aims to deploy secure quantum communication solutions.